Debt - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Debt Instrument [Line Items]
DEBT	DEBT
The Company’s cost basis of outstanding debt consisted of the following at the periods indicated below:

	Effective Interest Rate	Maturity Date	Payment Upon Maturity	March 31, 2026	December 31, 2025
Simple agreements for future equity	—	—	$—	$4,845,000	$4,845,000
Convertible promissory notes payable, net of issuance costs	4.77% –13.04%	January 2027 – October 2028	79,915,000	79,859,733	79,859,733
Total Long-Term Debt			$79,915,000	$84,704,733	$84,704,733
The Company notes that the fair value of its Convertible promissory notes payable approximates their initial carrying value. Interest expense on outstanding debt totaled $2,269,858 and $1,399,414 for the three months ended March 31, 2026 and 2025, respectively.
Line of Credit
The Company is party to a line of credit with a financial institution, which provides for a total commitment based on a percentage of the Company’s investments held with the financial institution. The balance of outstanding borrowings will incur interest at a variable rate based on the One-Month SOFR plus 65 basis points (4.30% at March 31, 2026 and 4.44% at December 31, 2025). Total commitment availability on the line of credit is limited to the amount of capital invested with UBS at a given time, which amounted to $641,636 and $638,451 as of March 31, 2026 and December 31, 2025, respectively. There were no borrowings on the line of credit during the three months ended March 31, 2026 and 2025, and no outstanding borrowings as of March 31, 2026 and December 31, 2025.
DEBT
The Company’s cost basis of outstanding debt consisted of the following at the periods indicated below:

	Effective Interest Rate	Maturity Date	Payment Upon Maturity	December 31, 2025	December 31, 2024
Simple agreements for future equity	—	—	$—	$4,845,000	$4,845,000
Hamilton Lane SF6 note payable	—	—	—	—	2,474,384
Convertible promissory notes payable, net of issuance costs	5%	January – September 2028	79,915,000	79,859,733	49,867,511
Total Long-Term Debt			$79,915,000	$84,704,733	$57,186,895
Interest expense on outstanding debt totaled $6,390,414 and $2,144,944 for the years ended December 31, 2025 and 2024, respectively.
Simple Agreements for Future Equity
During 2021, the Company received proceeds of $4,845,000 in connection with the execution of Simple Agreements for Future Equity (“SAFEs”) with investors. Upon the closing of an equity financing of at least $50,000,000, as defined in the agreements, the SAFEs will automatically convert into shares of preferred stock, equal to the SAFE purchase amount divided by the purchase price in the equity financing. If there is a liquidity event, defined as a change of control or an initial public offering, the SAFE holders will be entitled to receive a portion of the proceeds equal to the greater of the SAFE purchase amount or the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price, as defined in the agreements. The SAFEs do not have a maturity date and do not bear interest. Based on the terms of the agreements, the Company has classified the SAFEs as liabilities under ASC 480, as the SAFEs embody obligations to deliver a variable number of shares or cash upon the occurrence of certain future events.
For the years ended December 31, 2025 and 2024, fair value adjustments related to the Company’s SAFEs resulted in a loss of $4,735,000 and $95,000, respectively, as reflected in the consolidated statements of operations and comprehensive loss.
Hamilton Lane SF6 — Related Party
During 2024, the Company was provided $6,000,000 from investors which is to be transferred to the Hamilton Lane SF6 — Securitize Tokenized Feeder Fund, Ltd upon certain capital calls. The Company is required to fund Hamilton Lane SF6 — Securitize Tokenized Feeder Fund, Ltd via these capital calls with the funds provided by the investors, and the entire amount is due and payable in full no later than five years from the date of the respective advance. This obligation bears —% interest and as of December 31, 2024, the outstanding balance under the obligation was $2,474,384, which was fully settled by the Company during the year ended December 31, 2025 through transferring funds to the Hamilton Lane SF6 — Securitize Tokenized Feeder Fund, Ltd. As such, as of December 31, 2025 there was no outstanding payable balance.
Convertible Promissory Notes Payable
The Company has issued multiple series of Convertible Promissory Notes (the “Convertible Notes”), which are classified as liabilities in accordance with ASC 470. The total principal outstanding was $79,915,000 and $49,915,000 as of December 31, 2025 and 2024, respectively. These instruments are primarily intended to facilitate equity conversion rather than settle a fixed monetary obligation, with the stated principal serving as the basis for conversion. The only mandatory cash settlement provisions is a cash settlement of principal and accrued interest upon a change in control, except for the 2025 notes, which require cash settlement if the notes reach maturity.
The Convertible Notes are senior to other secured indebtedness and carry a five percent annual interest rate, compounding until either full repayment or conversion, except for the Convertible Note issued on September 29, 2025, which bears interest at five percent per annum calculated on a simple interest basis and ranks junior to the 2024 notes. All notes mature thirty-six months from the date of issuance. Prepayment is prohibited without consent, with the 2024 notes requiring approval from the Lead Investor and the 2025 note requiring consent from a Majority in Interest.
The 2024 notes include conversion provisions that allow conversion upon a Qualified Financing at the lesser of seventy-five percent of the financing price or $21.60 per share. If outstanding at maturity, these notes convert into Series B-5 Senior Preferred Stock at seventy-five percent of the most recent preferred equity price, which carries a 1.0x non-participating senior liquidation preference.
In September and October of 2025, Securitize, Inc. entered into various Promissory Note Purchase Agreements where the Company issued unsecured convertible promissory notes in the aggregate principal amount of $30,000,000. The notes bear interest at 5% per annum and mature three years after issuance, unless earlier converted or repaid pursuant to its terms. The notes are convertible into equity securities of the Company upon the occurrence of certain events, including a qualified financing, SPAC transaction, or change of control, as defined in the agreement.
The proceeds from the note issuances are intended to be used for working capital, general corporate purposes, and Company operations as determined by the Board of Directors.
The notes contain customary representations, warranties, covenants, and events of default, including cross-default provisions and restrictions on prepayment. The obligations under these notes rank junior to the Company’s outstanding convertible promissory notes issued in January 2024 through April 2024.
The 2025 notes include automatic conversion upon a SPAC Transaction or Qualified Financing, as defined in the Convertible Notes agreements, at the greater share count derived from an eighty percent discount to the transaction price or a valuation cap-based price using a $1.25 billion cap divided by capitalization. Both notes also provide for conversion upon non-qualified financings or at the option of the holder in certain events. In the event of a change of control, holders may elect cash repayment of principal plus accrued interest.
Embedded Features
The Company evaluated the embedded put features in accordance with ASC 815-15-25. The Convertible Notes were considered more akin to a debt-type instrument and the economic characteristics and risks of some embedded conversion features were not considered clearly and closely related to the Convertible Notes. Accordingly, these embedded features were bifurcated from the Convertible Notes and separately accounted for on a combined basis at fair value as a single derivative liability. The Company allocated $3,158,000 and $9,923,000 of the net proceeds received from the issuances during the year ended December 31, 2025 and during the year ended December 31, 2024, respectively, to a derivative liability based on the aggregate fair value of the embedded features on the date of issuance which reduced the net carrying value of the Convertible Notes. The derivative is accounted for at fair value with subsequent changes in the fair value being reported as ‘Change in fair value of derivative liability’ in the consolidated statements of operations and comprehensive loss. The Convertible Notes will be reported at carrying value, with the initial value of the derivative representing a discount which will be accreted over the life of the Convertible Notes using the effective interest method. Management used a scenario-based analysis to estimate the fair value of the bifurcated embedded derivative liability at issuance of the Convertible Notes and as of December 31, 2025 and 2024.
The proceeds received upon issuing the Convertible Notes were first allocated to the fair value of the bifurcated embedded derivative with the remainder to the allocated to the debt host instrument. The Company recognized losses of $11,719,000 and $1,370,000 for the years ended December 31, 2025 and 2024, respectively, due to the increase in fair value of the bifurcated embedded derivative liability.
Line of Credit
The Company is party to a line of credit with a financial institution, which provides for a total commitment based on a percentage of the Company’s investments held with the financial institution. The balance of outstanding borrowings will incur interest at a variable rate based on the One-Month SOFR plus 65 basis points (4.44% at December 31, 2025 and 5.18% at December 31, 2024). Total commitment availability on the line of credit is limited to the amount of capital invested with UBS at a given time, which amounted to $638,451 and $1,287,723 as of December 31, 2025 and 2024, respectively. There were no borrowings on the line of credit during the years ended December 31, 2025 and 2024, and no outstanding borrowings as of December 31, 2025 and 2024.
The following table depicts the timing of future minimum debt payments as of December 31, 2025:

Years Ending December 31,
2026	$—
2027	49,915,000
2028	30,000,000
2029	—
2030	—
Thereafter	—
Total	$79,915,000